Cash, Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Cash, Cash Equivalents and Short-term Investments
Schedule of cash, cash equivalents and short-term investments

	As of December 31,
	2014	2015
	(In thousands)
Cash and cash equivalents:
Cash	$896,505	$668,796
Cash equivalents:
Bank time deposits (matured within 3 months)	276,584	74,643
Money market funds	50,593	20,000

	327,177	94,643

	1,223,682	763,439
Short-term investments:
Bank time deposits	942,856	1,446,414

Total cash, cash equivalents and short-term investments	$2,166,538	$2,209,853